Subsequent Events (Details Narrative) - USD ($)				12 Months Ended
	Oct. 01, 2016	Feb. 26, 2016	Feb. 12, 2016	Dec. 31, 2015	Sep. 30, 2016	Dec. 31, 2014
Common stock, par value (in dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Equity Incentive Program [Member]
Number of common stock issued				194,584
Equity Incentive Program [Member] | Subsequent Event [Member]
Number of common stock issued	56,056
Employment Agreements [Member] | Rights Offering [Member]
Number of subscription rights exercised		37,475,620
Common stock, par value (in dollars per share)		$ 0.0001
Description of subscription rights		Each shareholder received one subscription right for every one share of common stock owned at 5:00 p.m. EST on October 30, 2015, the record date.
Exercise price (in dollars per share)		$ 0.08
Number of right issue shares		0.7
Share price (in dollars per share)		$ 0.0001
Gross proceeds from subscription rights		2,998,050
Employment Agreements [Member] | Rights Offering [Member] | Maximum [Member]
Common stock non-transferable subscription rights		50,200,947
Employment Agreements [Member] | Mr. Ian Rhodes [Member]
Annual base salary			$ 150,000
Percentage of common shares outstanding			2.00%
Employment Agreements [Member] | Mr. Ian Rhodes [Member] | Maximum [Member]
Percentage incentive payable of annual salary			40.00%
Employment Agreements [Member] | Mr. Grant Sahag [Member]
Annual base salary			$ 120,000
Percentage of common shares outstanding			1.00%
Employment Agreements [Member] | Mr. Grant Sahag [Member] | Maximum [Member]
Percentage incentive payable of annual salary			40.00%